Fixed Assets (Details) - Schedule of Fixed Assets - USD ($)		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022
Chymosin osmosis equipment [Member]
Schedule of Fixed Assets [Line Items]
Cost		$ 10,617		$ 10,617	$ 10,617
Accumulated Depreciation		(5,097)		(3,398)	(1,699)
Net book amount		5,520		7,219	8,918
Opening net book amount		7,219		8,918
Acquisitions through business combinations, net
Effect of changes in foreign exchange rates
Additions
Depreciation	[1]	(1,699)		(1,699)
Closing net book amount		5,520		7,219	8,918
Vehicles[Member]
Schedule of Fixed Assets [Line Items]
Cost		26,700		25,640
Accumulated Depreciation		(11,642)		(1,603)
Net book amount		15,058		24,037
Opening net book amount		24,037
Acquisitions through business combinations, net				25,464
Effect of changes in foreign exchange rates		1,060		176
Additions
Depreciation	[1]	(10,039)		(1,603)
Closing net book amount		15,058		24,037
Furniture [Member]
Schedule of Fixed Assets [Line Items]
Cost		7,715		5,189
Accumulated Depreciation		(1,001)		(106)
Net book amount		6,714		5,083
Opening net book amount		5,083
Acquisitions through business combinations, net				5,154
Effect of changes in foreign exchange rates		223		35
Additions		2,303
Depreciation	[1]	(895)		(106)
Closing net book amount		6,714		5,083
Storage [Member]
Schedule of Fixed Assets [Line Items]
Cost		64,620		58,764
Accumulated Depreciation		(4,770)		(1,160)
Net book amount		59,850		57,604
Opening net book amount		57,604
Acquisitions through business combinations, net				49,281
Effect of changes in foreign exchange rates		2,541		340
Additions		3,315		9,143
Depreciation	[1]	(3,610)		(1,160)
Closing net book amount		59,850		57,604
Computer equipment [Member]
Schedule of Fixed Assets [Line Items]
Cost		14,660		8,305
Accumulated Depreciation		(4,958)		(699)
Net book amount		9,702		7,606
Opening net book amount		7,606
Acquisitions through business combinations, net				2,633
Effect of changes in foreign exchange rates		(766)		(9)
Additions		7,121		5,681
Depreciation	[1]	(4,259)		(699)
Closing net book amount		9,702		7,606
Machinery [Member]
Schedule of Fixed Assets [Line Items]
Cost		1,251,586		1,062,771
Accumulated Depreciation		(178,891)		(22,238)
Net book amount		1,072,695		1,040,533
Opening net book amount		1,040,533
Acquisitions through business combinations, net				1,055,494
Effect of changes in foreign exchange rates		45,876		7,277
Additions		142,939
Depreciation	[1]	(156,653)		(22,238)
Closing net book amount		1,072,695		1,040,533
Assets under construction [Member]
Schedule of Fixed Assets [Line Items]
Cost		2,605
Accumulated Depreciation
Net book amount		2,605
Opening net book amount
Acquisitions through business combinations, net
Effect of changes in foreign exchange rates
Additions		2,605
Depreciation	[1]
Closing net book amount		2,605
Fixed Assets [Member]
Schedule of Fixed Assets [Line Items]
Cost		1,378,503		1,171,286	10,617
Accumulated Depreciation		(206,359)		(29,204)	(1,699)
Net book amount		1,172,144		1,142,082	8,918
Opening net book amount		1,142,082		8,918
Acquisitions through business combinations, net				1,138,026
Effect of changes in foreign exchange rates		48,934		7,819
Additions		158,283		14,824
Depreciation		(177,155)	[1]	(27,505)
Closing net book amount		$ 1,172,144		$ 1,142,082	$ 8,918

[1]	The depreciation charge is included in Administrative expenses and Cost of sales (see notes 24 and 26).